Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Liabilities [Abstract]
Accrued Liabilities
7.	Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of December 31,
	2023	2022
Sales and other taxes payable	$13,840	17,250
Accrued personnel	11,931	13,474
Allowance for sales returns	5,839	8,664
Accrued freight expense	1,704	2,522
Accrued advertising expense	1,447	2,513
Accrued legal expense	484	1,996
Accrued inventory	2,338	1,374
Accrued professional expense	2,552	752
Accrued health expense	767	415
Other	2,112	2,043
Total accrued liabilities	$43,014	$51,003